RELATED PARTY TRANSACTIONS - Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	$ 39,615	$ 150,777	$ 59,578
Amount due from (to) related party	895	43,977
Voyage, charterhire expenses and commission expenses	(121,290)	(96,860)	(55,946)
The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues	43,332	177,139	77,975
Voyage, charterhire expenses and commission expenses	(8,092)	(16,717)	(7,683)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	23,359	73,931	28,327
Voyage, charter-hire and commission expenses	(18,933)	(83,201)	(38,781)
The Cool Pool
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	39,666	151,152	59,838
Amount due from (to) related party	0	43,985
The Cool Pool | The Cool Pool
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	39,666	151,152	59,838
Magni Partners
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	(858)	(375)	(260)
Amount due from (to) related party	88	(8)
Borr Drilling
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	542	0	0
Amount due from (to) related party	542	0
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expense from transactions with related party	265	0	$ 0
Amount due from (to) related party	$ 265	$ 0